SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☑ Form 10-QSB	☐ Form N-SAR

For the Period Ended: June 30, 2006

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

For the Transition Period Ended:

Nothing in this Form shall be construed to imply that the
Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant:  _____URON Inc.______________

Former Name, if Applicable: _______N/A ___ ___________

Address of Principal Executive Office (Street and Number):

____9449 Science Center Drive__________________________
____New Hope, MN 55428 __________________________

PART II - RULES 12b-25 (b) AND (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

☑	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☑
(b) The subject annual report or semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject Quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable).

PART III - NARRATIVE

URON, Inc. became a reporting company on July 24, 2006 by reason of the effectiveness of its 1934 Act registration on Form 10-SB on that date. The registration statement was filed in connection with the distribution of the common stock of URON by its parent, Multiband Corporation. Because URON currently has only one officer (who has been unavailable due to travel) and no employees, and because URON continues to be dependent in large part upon the services provided by its former parent, Multiband, it has been unable to engage an outside accountant, prepare its financial statements, and obtain internal and external review of its report on Form 10-QSB (due September 7, 2006) in a timely manner.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Janna R. Severance, Esq. (Legal counsel to URON)
Messerli & Kramer P.A.
(612) 672-3709

(2) Have all or other periodic report required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☑ Yes       ☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☑ Yes       ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made: URON's revenues for the 3 and 6 months ended June 30, 2006 are approximately ½ of revenues for the corresponding period in 2005 due to continuing decline in subscribers.

The Registrant has caused this notification to be signed on its behalf by the undersigned, thereunto duly authorized.

URON Inc.

Date: September 7, 2006	By:	/s/ Donald Miller
Donald Miller
Chief Executive Officer and Chief Financial Officer